OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of amounts recognized in income statement) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other liabilities [Abstract]
Current service cost	$ 13,721	$ 13,624
Interest cost	32,660	29,663
Total included in labor costs	$ 46,381	$ 43,287	$ 36,093